Index Funds S&P 500® Equal Weight
Schedule of Investments
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% Shares Fair Value
Communications — 5.02%
Activision Blizzard, Inc. 3,415 $ 227,200
Alphabet, Inc., Class A
(a)
35 101,396
Alphabet, Inc., Class C
(a)
33 95,488
AT&T, Inc. 8,759 215,471
Booking Holdings, Inc.
(a)
89 213,531
Charter Communications, Inc., Class A
(a)
327 213,194
Comcast Corp., Class A 4,130 207,863
Discovery Communications, Inc., Series C
(a)
5,653 129,454
Discovery, Inc., Series A
(a)
3,146 74,057
DISH Network Corp., Class A
(a)
6,227 202,004
Electronic Arts, Inc. 1,592 209,985
Expedia Group, Inc.
(a)
1,199 216,684
Fox Corp., Class A 3,810 140,589
Fox Corp., Class B 1,747 59,870
Interpublic Group of Cos., Inc. 5,402 202,305
Lumen Technologies, Inc. 16,494 207,000
Match Group, Inc.
(a)
1,535 203,004
Meta Platforms, Inc., Class A
(a)
607 204,164
Netflix, Inc.
(a)
327 196,998
News Corp., Class A 7,002 156,214
News Corp., Class B 2,179 49,028
Omnicom Group, Inc. 2,822 206,768
Take-Two Interactive Software, Inc.
(a)
1,209 214,863
T-Mobile US, Inc.
(a)
1,744 202,269
Twitter, Inc.
(a)
4,392 189,822
VeriSign, Inc.
(a)
818 207,625
Verizon Communications, Inc. 3,986 207,113
ViacomCBS , Inc., Class B 6,408 193,393
Walt Disney Co. (The)
(a)
1,310 202,906
5,150,258
Consumer Discretionary — 11.34%
Advance Auto Parts, Inc. 834 200,060
Amazon.com, Inc.
(a)
58 193,392
Aptiv PLC
(a)
1,185 195,466
AutoZone, Inc.
(a)
100 209,638
Bath & Body Works, Inc. 2,616 182,571
Best Buy Co., Inc. 1,928 195,885
BorgWarner, Inc. 4,343 195,739
Caesars Entertainment, Inc.
(a)
2,248 210,255
CarMax, Inc.
(a)
1,338 174,248
Carnival Corp.
(a)
10,378 208,805
Chipotle Mexican Grill, Inc.
(a)
117 204,545
Copart , Inc.
(a)
1,341 203,322
D.R. Horton, Inc. 1,824 197,813
Darden Restaurants, Inc. 1,318 198,544

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Consumer Discretionary — 11.34% - continued
Domino's Pizza, Inc. 375 $ 211,624
eBay, Inc. 2,991 198,901
Etsy, Inc.
(a)
888 194,419
Ford Motor Co. 9,327 193,722
Fortune Brands Home & Security, Inc. 1,893 202,362
Gap, Inc. (The) 11,803 208,323
General Motors Co.
(a)
3,165 185,564
Genuine Parts Co. 1,483 207,917
Hasbro, Inc. 1,984 201,932
Hilton Worldwide Holdings, Inc.
(a)
1,369 213,550
Home Depot, Inc. (The) 482 200,035
Las Vegas Sands Corp.
(a)
5,313 199,981
Lennar Corp., Class A 1,711 198,750
Live Nation Entertainment, Inc.
(a)
1,789 214,125
LKQ Corp. 3,452 207,224
Lowe's Cos., Inc. 765 197,737
Marriott International, Inc., Class A
(a)
1,244 205,559
Masco Corp. 2,912 204,480
McDonald's Corp. 755 202,393
MGM Resorts International 4,832 216,860
Mohawk Industries, Inc.
(a)
1,121 204,224
Newell Brands, Inc. 8,960 195,686
NIKE, Inc., Class B 1,184 197,337
Norwegian Cruise Lines Holdings Ltd.
(a)
9,288 192,633
NVR, Inc.
(a)
34 200,902
O'Reilly Automotive, Inc.
(a)
294 207,632
Penn National Gaming, Inc.
(a)
4,087 211,911
Pool Corp. 356 201,496
PulteGroup, Inc. 3,559 203,432
PVH Corp. 1,967 209,782
Ralph Lauren Corp. 1,628 193,504
Ross Stores, Inc. 1,773 202,618
Royal Caribbean Cruises Ltd.
(a)
2,650 203,785
Starbucks Corp. 1,713 200,370
Tapestry, Inc. 4,629 187,937
Tesla, Inc.
(a)
196 207,128
TJX Cos., Inc. (The) 2,677 203,238
Tractor Supply Co. 854 203,764
Ulta Beauty, Inc.
(a)
496 204,521
Under Armour , Inc., Class A
(a)
4,371 92,621
Under Armour , Inc., Class C
(a)
4,830 87,133
VF Corp. 2,634 192,861
Whirlpool Corp. 870 204,155
Wynn Resorts Ltd.
(a)
2,285 194,316
Yum! Brands, Inc. 1,494 207,457
11,646,184

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Consumer Staples — 7.12%
Altria Group, Inc. 4,437 $ 210,269
Archer-Daniels-Midland Co. 3,153 213,111
Brown-Forman Corp., Class B 2,807 204,518
Campbell Soup Co. 4,637 201,524
Church & Dwight Co., Inc. 2,092 214,430
Clorox Co. (The) 1,188 207,140
Coca-Cola Co. (The) 3,556 210,551
Colgate-Palmolive Co. 2,518 214,886
Conagra Brands, Inc. 6,236 212,959
Constellation Brands, Inc., Class A 851 213,575
Costco Wholesale Corp. 358 203,237
Dollar General Corp. 899 212,011
Dollar Tree, Inc.
(a)
1,414 198,695
Estee Lauder Cos., Inc. (The), Class A 553 204,721
General Mills, Inc. 3,090 208,204
Hershey Co. (The) 1,073 207,593
Hormel Foods Corp. 4,350 212,324
J.M. Smucker Co. (The) 1,505 204,409
Kellogg Co. 3,196 205,886
Kimberly-Clark Corp. 1,470 210,092
Kraft Heinz Co. (The) 5,858 210,302
Kroger Co. (The) 4,486 203,036
Lamb Weston Holdings, Inc. 3,507 222,275
McCormick & Co., Inc., Non-Voting Shares 2,210 213,509
Molson Coors Brewing Co., Class B 4,328 200,603
Mondelez International, Inc., Class A 3,214 213,120
Monster Beverage Corp.
(a)
2,234 214,554
PepsiCo, Inc. 1,185 205,846
Philip Morris International, Inc. 2,222 211,090
Procter & Gamble Co. (The) 1,287 210,527
Sysco Corp. 2,716 213,342
Target Corp. 841 194,641
Tyson Foods, Inc., Class A 2,379 207,354
Walgreens Boots Alliance, Inc. 4,042 210,831
Wal-Mart Stores, Inc. 1,419 205,315
7,306,480
Energy — 4.35%
APA Corp. 7,501 201,702
Baker Hughes Co. 7,864 189,208
Chevron Corp. 1,691 198,439
ConocoPhillips 2,723 196,546
Coterra Energy, Inc. 9,568 181,792
Devon Energy Corp. 4,608 202,981
Diamondback Energy, Inc. 1,800 194,130
Enphase Energy, Inc.
(a)
930 170,134
EOG Resources, Inc. 2,231 198,180

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Energy — 4.35% - continued
Exxon Mobil Corp. 3,176 $ 194,339
Halliburton Co. 8,361 191,216
Hess Corp. 2,527 187,074
Kinder Morgan, Inc. 12,380 196,347
Marathon Oil Corp. 12,335 202,541
Marathon Petroleum Corp. 3,141 200,993
Occidental Petroleum Corp. 6,503 188,522
ONEOK, Inc. 3,227 189,619
Phillips 66 2,758 199,845
Pioneer Natural Resources Co. 1,086 197,522
Schlumberger Ltd. 6,457 193,387
SolarEdge Technologies, Inc.
(a)
647 181,529
Valero Energy Corp. 2,824 212,110
Williams Cos., Inc. (The) 7,510 195,560
4,463,716
Financials — 12.29%
Aflac, Inc. 3,460 202,029
Allstate Corp. (The) 1,852 217,888
American Express Co. 1,198 195,993
American International Group, Inc. 3,679 209,188
Ameriprise Financial, Inc. 672 202,716
Aon PLC, Class A 681 204,681
Arthur J Gallagher & Co. 1,180 200,211
Assurant, Inc. 1,291 201,215
Bank of America Corp. 4,495 199,983
Bank of New York Mellon Corp. (The) 3,526 204,789
Berkshire Hathaway, Inc., Class B
(a)
694 207,506
BlackRock, Inc. 216 197,761
Brown & Brown, Inc. 2,977 209,224
Capital One Financial Corp. 1,330 192,970
Cboe Global Markets, Inc. 1,515 197,556
Charles Schwab Corp. (The) 2,476 208,231
Chubb Ltd. 1,045 202,009
Cincinnati Financial Corp. 1,718 195,732
Citigroup, Inc. 3,295 198,985
Citizens Financial Group, Inc. 4,221 199,442
CME Group, Inc. 877 200,359
Coinbase Global, Inc., Class A
(a)
500 126,185
Comerica, Inc. 2,367 205,930
Discover Financial Services 1,713 197,954
Everest Re Group Ltd. 741 202,975
Fifth Third Bancorp 4,572 199,111
First Republic Bank 959 198,043
Franklin Resources, Inc. 5,876 196,787
Globe Life, Inc. 2,176 203,935
Goldman Sachs Group, Inc. (The) 512 195,866

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Financials — 12.29% - continued
Hartford Financial Services Group, Inc. (The) 2,936 $ 202,701
Huntington Bancshares, Inc. 13,102 202,033
Intercontinental Exchange, Inc. 1,476 201,873
Invesco Ltd. 8,646 199,031
JPMorgan Chase & Co. 1,252 198,254
KeyCorp 8,695 201,115
Lincoln National Corp. 2,965 202,391
Loews Corp. 3,503 202,333
M&T Bank Corp. 1,314 201,804
Marsh & McLennan Cos., Inc. 1,164 202,326
MetLife, Inc. 3,300 206,217
Morgan Stanley 2,033 199,559
Nasdaq, Inc. 972 204,130
Northern Trust Corp. 1,691 202,261
People's United Financial, Inc. 11,342 202,114
PNC Financial Services Group, Inc. (The) 993 199,116
Principal Financial Group, Inc. 2,779 201,005
Progressive Corp. (The) 2,105 216,078
Prudential Financial, Inc. 1,869 202,301
Raymond James Financial, Inc. 2,050 205,820
Regions Financial Corp. 9,000 196,200
Signature Bank 656 212,197
State Street Corp. 2,140 199,020
SVB Financial Group
(a)
285 193,298
Synchrony Financial 4,179 193,864
T. Rowe Price Group, Inc. 1,020 200,573
Travelers Cos., Inc. (The) 1,297 202,890
Truist Financial Corp. 3,369 197,255
U.S. Bancorp 3,463 194,517
W.R. Berkley Corp. 2,472 203,668
Wells Fargo & Co. 3,986 191,248
Willis Towers Watson PLC 856 203,291
Zions Bancorporation 3,165 199,901
12,615,638
Health Care — 12.88%
Abbott Laboratories 1,488 209,421
AbbVie, Inc. 1,594 215,828
ABIOMED, Inc.
(a)
654 234,898
Agilent Technologies, Inc. 1,280 204,352
Align Technology, Inc.
(a)
299 196,497
AmerisourceBergen Corp. 1,625 215,946
Amgen, Inc. 949 213,497
Anthem, Inc. 465 215,546
Baxter International, Inc. 2,475 212,454
Becton, Dickinson and Co. 817 205,459
Biogen, Inc.
(a)
861 206,571

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Health Care — 12.88% - continued
Bio-Rad Laboratories, Inc., Class A
(a)
268 $ 202,493
Bio- Techne Corp. 429 221,939
Boston Scientific Corp.
(a)
4,860 206,453
Bristol-Myers Squibb Co. 3,551 221,405
Cardinal Health, Inc. 4,127 212,499
Catalent , Inc.
(a)
1,636 209,457
Centene Corp.
(a)
2,550 210,120
Charles River Laboratories International, Inc.
(a)
559 210,620
Cigna Corp. 931 213,786
Cooper Cos., Inc. (The) 501 209,889
CVS Health Corp. 2,024 208,796
Danaher Corp. 630 207,276
DaVita, Inc.
(a)
1,891 215,120
Dentsply Sirona, Inc. 3,755 209,491
DexCom , Inc.
(a)
353 189,543
Edwards LifeSciences Corp.
(a)
1,642 212,721
Eli Lilly & Co. 820 226,500
Gilead Sciences, Inc. 2,849 206,866
HCA Healthcare, Inc. 822 211,188
Henry Schein, Inc.
(a)
2,644 204,989
Hologic , Inc.
(a)
2,677 204,951
Humana, Inc. 433 200,851
IDEXX Laboratories, Inc.
(a)
329 216,633
Illumina, Inc.
(a)
534 203,155
Incyte Corp.
(a)
3,059 224,531
Intuitive Surgical, Inc.
(a)
580 208,394
IQVIA Holdings, Inc.
(a)
740 208,784
Johnson & Johnson 1,210 206,995
Laboratory Corp of America Holdings
(a)
694 218,061
McKesson Corp. 859 213,522
Medtronic PLC 1,780 184,141
Merck & Co., Inc. 2,755 211,143
Mettler -Toledo International, Inc.
(a)
126 213,848
Moderna , Inc.
(a)
778 197,596
Organon & Co. 6,961 211,962
PerkinElmer, Inc. 1,066 214,330
Pfizer, Inc. 3,791 223,859
Quest Diagnostics, Inc. 1,250 216,263
Regeneron Pharmaceuticals, Inc.
(a)
299 188,824
ResMed , Inc. 765 199,267
STERIS PLC 871 212,010
Stryker Corp. 768 205,379
Teleflex, Inc. 623 204,643
Thermo Fisher Scientific, Inc. 311 207,512
UnitedHealth Group, Inc. 418 209,895
Universal Health Services, Inc., Class B 1,559 202,140

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Health Care — 12.88% - continued
Vertex Pharmaceuticals, Inc.
(a)
962 $ 211,255
Viatris , Inc. 15,754 213,152
Waters Corp.
(a)
587 218,716
West Pharmaceutical Services, Inc. 464 217,621
Zimmer Biomet Holdings, Inc. 1,607 204,153
Zoetis, Inc., Class A 865 211,086
13,226,292
Industrials — 13.58%
3M Co. 1,129 200,544
A.O. Smith Corp. 2,393 205,439
Alaska Air Group, Inc.
(a)
3,872 201,731
Allegion PLC 1,526 202,103
American Airlines Group, Inc.
(a)
11,108 199,500
AMETEK, Inc. 1,402 206,150
Amphenol Corp., Class A 2,374 207,629
Boeing Co. (The)
(a)
976 196,488
Carrier Global Corp. 3,604 195,481
Caterpillar, Inc. 983 203,225
CH Robinson Worldwide, Inc. 1,912 205,789
Cintas Corp. 436 193,222
CSX Corp. 5,446 204,770
Cummins, Inc. 917 200,034
Deere & Co. 558 191,333
Delta Air Lines, Inc.
(a)
5,240 204,779
Dover Corp. 1,167 211,927
Eaton Corp. PLC 1,173 202,718
Emerson Electric Co. 2,161 200,908
Expeditors International of Washington, Inc. 1,527 205,061
Fastenal Co. 3,121 199,931
FedEx Corp. 812 210,015
Fortive Corp. 2,662 203,084
Generac Holdings, Inc.
(a)
574 202,002
General Dynamics Corp. 976 203,467
General Electric, Co. 2,063 194,892
Honeywell International, Inc. 953 198,710
Howmet Aerospace Inc. 6,484 206,386
Huntington Ingalls Industries, Inc. 1,076 200,932
IDEX Corp. 847 200,163
Illinois Tool Works, Inc. 825 203,610
Ingersoll Rand, Inc. 3,358 207,759
Jacobs Engineering Group, Inc. 1,395 194,226
JB Hunt Transport Services, Inc. 1,008 206,035
Johnson Controls International PLC 2,522 205,064
Keysight Technologies, Inc.
(a)
991 204,651
L3 Harris Technologies, Inc. 923 196,821
Lockheed Martin Corp. 580 206,138

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Industrials — 13.58% - continued
Norfolk Southern Corp. 691 $ 205,718
Northrop Grumman Corp. 539 208,631
Old Dominion Freight Line, Inc. 561 201,051
Otis Worldwide Corp. 2,324 202,351
PACCAR, Inc. 2,244 198,055
Parker-Hannifin Corp. 627 199,461
Pentair PLC 2,660 194,260
Quanta Services, Inc. 1,750 200,655
Raytheon Technologies Corp. 2,322 199,831
Republic Services, Inc. 1,476 205,828
Robert Half International, Inc. 1,826 203,636
Rockwell Automation, Inc. 570 198,845
Rollins, Inc. 6,271 214,530
Roper Technologies, Inc. 422 207,565
Snap-on, Inc. 920 198,150
Southwest Airlines Co.
(a)
4,766 204,175
Stanley Black & Decker, Inc. 1,028 193,901
TE Connectivity Ltd. 1,247 201,191
Teledyne Technologies, Inc.
(a)
460 200,969
Textron, Inc. 2,653 204,812
Trane Technologies PLC 987 199,404
Transdigm Group, Inc.
(a)
331 210,608
Trimble, Inc.
(a)
2,324 202,630
Union Pacific Corp. 805 202,804
United Airlines Holdings, Inc.
(a)
4,542 198,849
United Parcel Service, Inc., Class B 957 205,123
United Rentals, Inc.
(a)
575 191,067
W.W. Grainger, Inc. 390 202,114
Wabtec Corp. 2,200 202,643
Waste Management, Inc. 1,215 202,784
Xylem, Inc. 1,629 195,350
13,939,708
Materials — 5.63%
Air Products & Chemicals, Inc. 677 205,984
Albemarle Corp. 761 177,899
Amcor PLC 17,248 207,148
Avery Dennison Corp. 941 203,792
Ball Corp. 2,140 206,018
Celanese Corp. 1,243 208,899
CF Industries Holdings, Inc. 3,271 231,522
Corteva , Inc. 4,171 197,205
Dow, Inc. 3,659 207,538
DuPont de Nemours, Inc. 2,500 201,950
Eastman Chemical Co. 1,705 206,152
Ecolab, Inc. 863 202,451
FMC Corp. 1,849 203,187

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Materials — 5.63% - continued
Freeport-McMoRan, Inc. 5,215 $ 217,622
International Flavors & Fragrances, Inc. 1,360 204,884
International Paper Co. 4,360 204,833
Linde PLC 599 207,512
LyondellBasell Industries N.V., Class A 2,225 205,212
Martin Marietta Materials, Inc. 456 200,877
Mosaic Co. (The) 5,446 213,973
Newmont Corp. 3,567 221,225
Nucor Corp. 1,768 201,817
Packaging Corp. of America 1,562 212,666
PPG Industries, Inc. 1,225 211,239
Sealed Air Corp. 3,074 207,403
Sherwin-Williams Co. (The) 577 203,196
Vulcan Materials Co. 974 202,183
WestRock Co. 4,587 203,479
5,777,866
Real Estate — 5.94%
Alexandria Real Estate Equities, Inc. 944 210,474
American Tower Corp., Class A 734 214,695
AvalonBay Communities, Inc. 818 206,619
Boston Properties, Inc. 1,754 202,026
CBRE Group, Inc., Class A
(a)
1,930 209,424
Crown Castle International Corp. 1,036 216,255
Digital Realty Trust, Inc. 1,198 211,890
Duke Realty Corp. 3,248 213,199
Equinix , Inc. 251 212,306
Equity Residential 2,303 208,422
Essex Property Trust, Inc. 579 203,941
Extra Space Storage, Inc. 959 217,433
Federal Realty Investment Trust 1,535 209,251
Healthpeak Properties, Inc. 5,922 213,725
Host Hotels & Resorts, Inc.
(a)
12,030 209,202
Iron Mountain, Inc. 4,132 216,228
Kimco Realty Corp. 8,714 214,799
Mid-America Apartment Communities, Inc. 924 212,003
Prologis, Inc. 1,257 211,629
Public Storage 575 215,372
Realty Income Corp. 2,989 213,983
Regency Centers Corp. 2,731 205,781
SBA Communications Corp., Class A 557 216,683
Simon Property Group, Inc. 1,313 209,778
UDR, Inc. 3,427 205,586
Ventas, Inc. 4,137 211,483
Vornado Realty Trust 4,758 199,170
Welltower , Inc. 2,418 207,392

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Real Estate — 5.94% - continued
Weyerhaeuser Co. 4,999 $ 205,859
6,104,608
Technology — 15.95%
Accenture PLC, Class A 528 218,883
Adobe Systems, Inc.
(a)
306 173,520
Advanced Micro Devices, Inc.
(a)
1,444 207,791
Akamai Technologies, Inc.
(a)
1,771 207,278
Analog Devices, Inc. 1,091 191,765
ANSYS, Inc.
(a)
503 201,763
Apple, Inc. 1,114 197,813
Applied Materials, Inc. 1,310 206,142
Arista Networks, Inc.
(a)
1,531 220,081
Autodesk, Inc.
(a)
744 209,205
Automatic Data Processing, Inc. 846 208,607
Broadcom, Inc. 317 210,934
Broadridge Financial Solutions, Inc. 1,121 204,941
Cadence Design Systems, Inc.
(a)
1,087 202,562
CDW Corp. 1,027 210,309
Ceridian HCM Holding, Inc.
(a)
1,927 201,294
Cerner Corp. 2,690 249,821
Cisco Systems, Inc. 3,377 214,000
Citrix Systems, Inc. 2,455 232,219
Cognizant Technology Solutions Corp., Class A 2,436 216,122
Corning, Inc. 5,320 198,064
DXC Technology Co.
(a)
6,484 208,720
EPAM Systems, Inc.
(a)
288 192,514
Equifax, Inc. 678 198,512
F5, Inc.
(a)
873 213,632
FactSet Research Systems, Inc. 429 208,498
Fidelity National Information Services, Inc. 1,915 209,022
Fiserv, Inc.
(a)
1,939 201,249
FleetCor Technologies, Inc.
(a)
898 201,008
Fortinet, Inc.
(a)
601 216,000
Garmin Ltd. 1,469 200,034
Gartner, Inc.
(a)
621 207,613
Global Payments, Inc. 1,590 214,936
Hewlett Packard Enterprise Co. 13,155 207,454
HP, Inc. 5,492 206,884
IHS Markit Ltd. 1,506 200,178
Intel Corp. 3,955 203,683
International Business Machines Corp. 1,612 215,460
Intuit, Inc. 295 189,750
IPG Photonics Corp.
(a)
1,199 206,396
Jack Henry & Associates, Inc. 1,264 211,075
Juniper Networks, Inc. 5,884 210,118
KLA Corp. 488 209,893

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Technology — 15.95% - continued
Lam Research Corp. 284 $ 204,239
Leidos Holdings, Inc. 2,272 201,981
MarketAxess Holdings, Inc. 519 213,449
MasterCard, Inc., Class A 571 205,172
Microchip Technology, Inc. 2,296 199,890
Micron Technology, Inc. 2,339 217,877
Microsoft Corp. 584 196,411
Monolithic Power Systems, Inc. 398 196,345
Moody's Corp. 504 196,852
Motorola Solutions, Inc. 755 205,134
MSCI, Inc. 318 194,835
NetApp, Inc. 2,240 206,058
Nielsen Holdings PLC 9,675 198,434
NortonLifeLock , Inc. 8,226 213,711
NVIDIA Corp. 663 194,995
NXP Semiconductors NV 883 201,130
Oracle Corp. 1,949 169,972
Paychex, Inc. 1,610 219,766
Paycom Software, Inc.
(a)
477 198,046
PayPal Holdings, Inc.
(a)
1,062 200,272
PTC, Inc.
(a)
1,659 200,988
Qorvo , Inc.
(a)
1,256 196,426
QUALCOMM, Inc. 1,088 198,963
S&P Global, Inc. 422 199,154
salesforce.com, Inc.
(a)
752 191,106
Seagate Technology PLC 1,926 217,599
ServiceNow , Inc.
(a)
309 200,575
Skyworks Solutions, Inc. 1,232 191,132
Synopsys, Inc.
(a)
552 203,412
Teradyne, Inc. 1,252 204,740
Texas Instruments, Inc. 1,021 192,428
Tyler Technologies, Inc.
(a)
389 209,263
Verisk Analytics, Inc. 882 201,740
Visa, Inc., Class A 937 203,057
Western Digital Corp.
(a)
3,458 225,495
Xilinx, Inc. 921 195,280
Zebra Technologies Corp., Class A
(a)
326 194,035
16,375,705
Utilities — 5.69%
AES Corp. 8,193 199,090
Alliant Energy Corp. 3,398 208,875
Ameren Corp. 2,293 204,100
American Electric Power Co., Inc. 2,382 211,927
American Water Works Co., Inc. 1,135 214,356
Atmos Energy Corp. 2,090 218,969
CenterPoint Energy, Inc. 7,179 200,366

Index Funds S&P 500® Equal Weight
Schedule of Investments (continued)
December 31, 2021 - (Unaudited)
COMMON STOCKS — 99.79% - continued Shares Fair Value
Utilities — 5.69% - continued
CMS Energy Corp. 3,200 $ 208,160
Consolidated Edison, Inc. 2,421 206,560
Dominion Energy, Inc. 2,635 207,006
DTE Energy Co. 1,721 205,728
Duke Energy Corp. 1,971 206,758
Edison International 2,983 203,590
Entergy Corp. 1,862 209,754
Evergy , Inc. 2,989 205,075
Eversource Energy 2,278 207,252
Exelon Corp. 3,710 214,289
FirstEnergy Corp. 5,050 210,030
NextEra Energy, Inc. 2,216 206,886
Nisource , Inc. 7,716 213,039
NRG Energy, Inc. 5,148 221,775
Pinnacle West Capital Corp. 3,019 213,110
PPL Corp. 6,964 209,338
Public Service Enterprise Group, Inc. 3,135 209,199
Sempra Energy 1,579 208,870
Southern Co. (The) 3,075 210,884
WEC Energy Group, Inc. 2,141 207,827
Xcel Energy, Inc. 3,008 203,642
5,846,455
Total Common Stocks (Cost $69,549,660) 102,452,910
EXCHANGE-TRADED FUNDS — 0.16% Shares Fair Value
Exchange-Traded Funds — 0.16%
SPDR S&P 500 ETF Trust 340 161,486
Total Exchange-Traded Funds (Cost $158,485) 161,486
Total Investments — 99.95% (Cost $69,708,145) 102,614,396
Other Assets in Excess of Liabilities — 0.05% 52,608
NET ASSETS — 100.00% $ 102,667,004
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depos itary Receipt